Segment Reporting (Reconciliation from Segment Adjusted EBITDA to Net Earnings/(Loss) from Continuing Operations) (Detail) - USD ($) $ in Millions		3 Months Ended															6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 02, 2012	Jun. 30, 2015	[1]	Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014	[4],[5]	Mar. 31, 2014	[4],[6]	Dec. 31, 2013	[4],[7],[8]	Sep. 30, 2013 [4]	Dec. 31, 2014	Mar. 31, 2015	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Segment Reporting [Abstract]
Total Segment Adjusted EBITDA				$ 199.0		$ 189.7		$ 183.0									$ 372.7	$ 571.7	$ 782.6		$ 660.3		$ 560.5
Interest expense																			(214.0)		(203.5)		(202.5)
Depreciation and amortization expense		$ (113.2)		(100.1)	[1],[2],[3]	(96.9)	[1]	(96.0)	[1]	$ (91.3)		$ (84.2)		$ (81.7)		$ (81.0)			(406.2)	[1]	(338.2)	[4]	(324.5)
Transaction costs																			(5.9)		(4.5)		(14.2)
Stock-based compensation																			(200.7)		(253.7)		(105.8)
Loss on extinguishment of debt	$ (65.0)	(8.5)	[9]	(54.9)	[1],[2],[3],[9]	(30.9)	[1],[9]							(1.9)	[10]				(94.3)	[1],[9]	(1.9)	[4],[10]	(77.3)
Unrealized foreign currency gain/(loss)																			(24.4)		4.7		0.1
Non-cash loss on investments																			(0.9)
Loss before income taxes		$ 9.8		$ (72.1)	[1],[2],[3]	$ (0.6)	[1]	$ (100.9)	[1]	$ (59.5)		$ (31.5)		$ (27.6)		$ (18.2)			$ (163.8)	[1]	$ (136.8)	[4]	$ (163.7)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[3]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[4]	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
[5]	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
[6]	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
[7]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
[9]	The Company completed debt refinancing transactions during the second, third and fourth quarters of Fiscal 2015, resulting in a loss on debt extinguishment for those respective periods. See Note 8— Long-Term Debt.
[10]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that period. See Note 8— Long-Term Debt.